DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 93.5%
Basic Materials - 4.7%
Chemicals - 2.0%
Ashland LLC
4.75%, 8/15/22	$57,000	$59,850
CF Industries, Inc.
3.45%, 6/1/23	50,000	51,249
Chemours Co.
6.625%, 5/15/23 (a)	54,000	53,325
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	27,000	27,270
4.875%, 6/1/24, 144A	100,000	101,000
OCI NV, 144A
6.625%, 4/15/23	44,000	46,024
PolyOne Corp.
5.25%, 3/15/23	32,000	34,480
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	49,000	50,948

		424,146

Iron/Steel - 0.4%
AK Steel Corp.
7.625%, 10/1/21	31,000	30,858
Allegheny Technologies, Inc.
5.95%, 1/15/21	29,000	30,222
7.875%, 8/15/23	27,000	30,071

		91,151

Mining - 2.3%
Aleris International, Inc., 144A
10.75%, 7/15/23 (a)	30,000	31,475
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	61,000	62,677
5.125%, 3/15/23, 144A	50,000	52,374
5.125%, 5/15/24, 144A (a)	20,000	21,033
Freeport-McMoRan, Inc.
3.55%, 3/1/22	100,000	100,750
3.875%, 3/15/23	102,000	104,336
4.55%, 11/14/24	50,000	52,673
Hudbay Minerals, Inc., 144A
7.25%, 1/15/23	50,000	51,396
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	32,000	33,904

		510,618

Communications - 22.0%
Advertising - 0.2%
Lamar Media Corp.
5.00%, 5/1/23	49,000	49,980

Internet - 1.5%
Netflix, Inc.
5.375%, 2/1/21	27,000	27,984
5.50%, 2/15/22	38,000	40,232
5.75%, 3/1/24	25,000	27,739
NortonLifeLock, Inc.
4.20%, 9/15/20	39,000	39,388
3.95%, 6/15/22	22,000	22,374
Uber Technologies, Inc., 144A
7.50%, 11/1/23	50,000	51,625
VeriSign, Inc.
4.625%, 5/1/23	39,000	39,731
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/1/23	75,000	77,063

		326,136

Media - 8.2%
Altice Financing SA, 144A
6.625%, 2/15/23	100,000	102,499
AMC Networks, Inc.
4.75%, 12/15/22	58,000	58,725
5.00%, 4/1/24	55,000	55,344
Cablevision Systems Corp.
5.875%, 9/15/22	20,000	21,600
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	166,000	168,594
4.00%, 3/1/23, 144A	105,000	107,230
5.875%, 4/1/24, 144A	100,000	104,499
Cengage Learning, Inc., 144A
9.50%, 6/15/24	33,000	28,036
Clear Channel Worldwide Holdings, Inc., 144A
9.25%, 2/15/24	101,000	111,509
CSC Holdings LLC
6.75%, 11/15/21	79,000	85,201
5.375%, 7/15/23, 144A	50,000	51,437
5.25%, 6/1/24	50,000	53,874
DISH DBS Corp.
5.125%, 5/1/20	10,000	10,067
6.75%, 6/1/21	107,000	112,980
5.875%, 7/15/22	91,000	95,322
5.00%, 3/15/23	105,000	106,049
5.875%, 11/15/24	100,000	100,125
Quebecor Media, Inc.
5.75%, 1/15/23	69,000	74,807
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	70,000	71,575
4.625%, 7/15/24, 144A	100,000	105,000
TEGNA, Inc.
6.375%, 10/15/23	35,000	36,137
Univision Communications, Inc., 144A
5.125%, 5/15/23	64,000	63,280
Videotron Ltd., 144A
5.375%, 6/15/24	50,000	54,750

		1,778,640

Telecommunications - 12.1%
CenturyLink, Inc.
Series V, 5.625%, 4/1/20	54,000	54,637
Series S, 6.45%, 6/15/21	66,000	69,448
Series T, 5.80%, 3/15/22	74,000	78,162
Series W, 6.75%, 12/1/23 (a)	20,000	22,300
Series Y, 7.50%, 4/1/24 (a)	50,000	56,375
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	50,000	46,937
CommScope, Inc.
5.50%, 3/1/24, 144A	66,000	68,722
5.50%, 6/15/24, 144A	55,000	54,050
Consolidated Communications, Inc.
6.50%, 10/1/22 (a)	22,000	18,920
Frontier Communications Corp.
8.75%, 4/15/22	27,000	12,631
10.50%, 9/15/22	83,000	39,347
7.125%, 1/15/23	71,000	32,749
7.625%, 4/15/24	50,000	23,500
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	50,000	52,685
Hughes Satellite Systems Corp.
7.625%, 6/15/21	49,000	52,663
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	150,000	151,840
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	66,000	38,775
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	49,000	54,895
5.50%, 8/1/23	96,000	76,531
8.50%, 10/15/24, 144A	150,000	123,750
Intelsat Luxembourg SA
7.75%, 6/1/21 (a)	22,000	15,890
8.125%, 6/1/23 (a)	57,000	26,077
Level 3 Financing, Inc.
5.375%, 8/15/22	46,000	46,184
5.625%, 2/1/23	27,000	27,168
5.125%, 5/1/23	53,000	53,529
5.375%, 1/15/24	49,000	49,939
Level 3 Parent LLC
5.75%, 12/1/22	32,000	32,000
Nokia OYJ
3.375%, 6/12/22	27,000	27,370
Qwest Corp.
6.75%, 12/1/21	51,000	54,708
Sprint Communications, Inc.
7.00%, 3/1/20, 144A	54,000	54,481
7.00%, 8/15/20	80,000	82,040
11.50%, 11/15/21	54,000	62,492
6.00%, 11/15/22	121,000	127,655
Sprint Corp.
7.25%, 9/15/21	120,000	127,530
7.875%, 9/15/23	223,000	245,718
7.125%, 6/15/24	131,000	141,480
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	54,000	56,092
T-Mobile USA, Inc.
4.00%, 4/15/22	79,000	81,567
VEON Holdings BV, 144A
3.95%, 6/16/21	200,000	203,478

		2,644,315

Consumer, Cyclical - 13.0%
Airlines - 0.7%
American Airlines Group, Inc., 144A
4.625%, 3/1/20	77,000	77,517
United Airlines Holdings, Inc.
4.25%, 10/1/22	50,000	51,625
Virgin Australia Holdings Ltd., 144A
8.125%, 11/15/24	25,000	24,638

		153,780

Apparel - 0.1%
Hanesbrands, Inc., 144A
4.625%, 5/15/24	25,000	26,375

Auto Manufacturers - 1.8%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	100,000	100,797
5.25%, 4/15/23	50,000	53,819
Jaguar Land Rover Automotive PLC, 144A
3.50%, 3/15/20	230,000	229,359

		383,975

Auto Parts & Equipment - 0.4%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	40,000	40,612
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	51,000	51,510

		92,122

Distribution/Wholesale - 0.4%
Anixter, Inc.
5.125%, 10/1/21	5,000	5,244
LKQ Corp.
4.75%, 5/15/23	32,000	32,600
Wolverine Escrow LLC, 144A
8.50%, 11/15/24	50,000	50,519

		88,363

Entertainment - 1.0%
Cinemark USA, Inc.
5.125%, 12/15/22	22,000	22,282
4.875%, 6/1/23	40,000	40,700
International Game Technology PLC, 144A
6.25%, 2/15/22	90,000	95,174
Lions Gate Capital Holdings LLC, 144A
6.375%, 2/1/24	25,000	24,375
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24	25,000	24,323
Scientific Games International, Inc.
10.00%, 12/1/22	19,000	19,522

		226,376

Food Service - 0.2%
Aramark Services, Inc.
5.125%, 1/15/24	45,000	46,406

Home Builders - 1.4%
K Hovnanian Enterprises, Inc., 144A
10.50%, 7/15/24	20,000	14,050
KB Home
7.00%, 12/15/21	24,000	25,960
Lennar Corp.
4.125%, 1/15/22	76,000	78,090
4.75%, 11/15/22	40,000	42,228
4.50%, 4/30/24	50,000	53,159
Mattamy Group Corp., 144A
6.875%, 12/15/23	20,000	20,782
Toll Brothers Finance Corp.
4.375%, 4/15/23 (a)	56,000	58,543

		292,812

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	24,000	24,790

Leisure Time - 0.3%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22	27,000	12,766
Sabre GLBL, Inc., 144A
5.375%, 4/15/23	58,000	59,594

		72,360

Lodging - 3.0%
Boyd Gaming Corp.
6.875%, 5/15/23	40,000	41,375
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	27,000	27,810
10.75%, 9/1/24, 144A (a)	50,000	51,396
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	39,000	39,868
MGM Resorts International
6.625%, 12/15/21	79,000	86,090
7.75%, 3/15/22	58,000	65,177
6.00%, 3/15/23	126,000	138,915
Studio City Co. Ltd., 144A
7.25%, 11/30/21	60,000	61,317
Wyndham Destinations, Inc.
4.25%, 3/1/22	80,000	82,281
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23 (a)	49,000	51,204

		645,433

Retail - 3.6%
1011778 BC ULC / New Red Finance, Inc., 144A
4.25%, 5/15/24	175,000	179,375
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21 (a)	27,000	23,366
6.75%, 1/15/22 (a)	25,000	21,320
6.75%, 6/15/23 (a)	27,000	23,096
Group 1 Automotive, Inc.
5.00%, 6/1/22	40,000	40,600
JC Penney Corp., Inc., 144A
5.875%, 7/1/23	27,000	22,815
L Brands, Inc.
5.625%, 2/15/22	34,000	35,742
5.625%, 10/15/23 (a)	50,000	53,312
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10/25/24, 144A	25,000	7,000
8.75%, 10/25/24, 144A	10,000	2,875
Penske Automotive Group, Inc.
5.75%, 10/1/22	79,000	80,056
PetSmart, Inc., 144A
7.125%, 3/15/23	101,000	91,152
QVC, Inc.
5.125%, 7/2/22	119,000	125,188
Rite Aid Corp., 144A
6.125%, 4/1/23	92,000	76,360

		782,257

Consumer, Non-cyclical - 16.8%
Commercial Services - 2.7%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	30,000	23,487
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	25,000	24,500
Hertz Corp.
7.625%, 6/1/22, 144A	18,000	18,765
6.25%, 10/15/22	32,000	32,440
5.50%, 10/15/24, 144A	50,000	50,875
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/1/23	59,000	61,212
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	80,000	72,799
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/1/21	33,000	33,116
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/1/20	40,000	40,130
5.00%, 4/15/22, 144A	123,000	124,076
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 5/15/23, 144A	37,000	38,966
5.25%, 4/15/24, 144A	45,000	46,462
WEX, Inc., 144A
4.75%, 2/1/23	22,000	22,284

		589,112

Cosmetics/Personal Care - 0.5%
Avon Products, Inc.
7.00%, 3/15/23	26,000	28,023
Edgewell Personal Care Co.
4.70%, 5/24/22	39,000	40,170
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	27,000	21,796
6.25%, 8/1/24 (a)	25,000	12,531

		102,520

Food - 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625%, 6/15/24	50,000	52,575
JBS Investments GmbH, 144A
6.25%, 2/5/23	50,000	50,708
JBS USA LUX SA / JBS USA Finance, Inc., 144A
5.875%, 7/15/24	50,000	51,613
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	32,000	33,440

		188,336

Healthcare-Products - 0.9%
Avantor, Inc., 144A
6.00%, 10/1/24	100,000	107,374
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	69,000	68,137
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	24,000	24,792

		200,303

Healthcare-Services - 7.8%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	35,000	35,743
Centene Corp.
4.75%, 5/15/22	52,000	53,170
CHS/Community Health Systems, Inc.
5.125%, 8/1/21	84,000	83,559
6.25%, 3/31/23	133,000	131,670
9.875%, 6/30/23, 144A	94,000	79,234
8.625%, 1/15/24, 144A	56,000	57,820
8.125%, 6/30/24, 144A	70,000	54,774
8.00%, 12/15/27, 144A (a)	43,000	42,248
6.875%, 4/1/28, 144A	106,000	53,530
DaVita, Inc.
5.125%, 7/15/24	100,000	102,874
HCA Healthcare, Inc.
6.25%, 2/15/21	204,000	214,149
HCA, Inc.
7.50%, 2/15/22	87,000	96,569
5.875%, 5/1/23	66,000	72,929
MEDNAX, Inc., 144A
5.25%, 12/1/23	50,000	51,250
Molina Healthcare, Inc.
5.375%, 11/15/22	38,000	40,280
Quorum Health Corp.
11.625%, 4/15/23 (a)	22,000	15,244
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/1/23	74,000	78,671
Tenet Healthcare Corp.
8.125%, 4/1/22	154,000	168,630
6.75%, 6/15/23	100,000	108,250
4.625%, 7/15/24	150,000	155,625

		1,696,219

Household Products/Wares - 0.3%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	50,000	50,175
6.375%, 3/1/24, 144A	10,000	10,437

		60,612

Pharmaceuticals - 3.8%
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	66,000	67,815
5.50%, 3/1/23, 144A	32,000	32,333
5.875%, 5/15/23, 144A	75,000	76,124
7.00%, 3/15/24, 144A	150,000	157,311
Elanco Animal Health, Inc.
4.272%, 8/28/23	89,000	93,222
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A
6.00%, 7/15/23	68,000	44,369
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A (a)	28,000	19,339
5.75%, 8/1/22, 144A	64,000	22,360
5.625%, 10/15/23, 144A (a)	40,000	11,317
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	57,000	55,233
2.80%, 7/21/23	275,000	248,875

		828,298

Energy - 9.1%
Coal - 0.1%
Peabody Energy Corp., 144A
6.00%, 3/31/22 (a)	27,000	26,393

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23	39,000	39,763

Oil & Gas - 5.9%
American Energy- Permian Basin LLC, 144A
12.00%, 10/1/24	40,000	25,000
Antero Resources Corp.
5.375%, 11/1/21	54,000	50,004
5.125%, 12/1/22	44,000	35,860
5.625%, 6/1/23 (a)	50,000	35,500
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/1/22	52,000	50,050
Baytex Energy Corp.
5.125%, 6/1/21, 144A	20,000	19,833
5.625%, 6/1/24, 144A	25,000	22,372
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	22,000	14,144
California Resources Corp., 144A
8.00%, 12/15/22 (a)	108,000	27,270
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	35,000	33,775
Chesapeake Energy Corp.
7.00%, 10/1/24	45,000	23,062
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	39,000	39,536
CNX Resources Corp.
5.875%, 4/15/22	47,000	45,707
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	25,000	21,994
9.25%, 3/31/22, 144A	24,000	19,927
7.75%, 2/15/24, 144A	30,000	22,400
Extraction Oil & Gas, Inc., 144A
7.375%, 5/15/24	15,000	6,831
Gulfport Energy Corp.
6.00%, 10/15/24	35,000	24,052
MEG Energy Corp.
6.375%, 1/30/23, 144A	43,000	42,247
7.00%, 3/31/24, 144A	45,000	44,241
Nabors Industries, Inc.
4.625%, 9/15/21	38,000	36,185
5.50%, 1/15/23 (a)	32,000	28,240
Oasis Petroleum, Inc.
6.875%, 3/15/22	39,000	36,538
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	27,000	28,133
PDC Energy, Inc.
6.125%, 9/15/24	50,000	49,896
QEP Resources, Inc.
5.375%, 10/1/22	27,000	26,468
5.25%, 5/1/23	32,000	30,480
Range Resources Corp.
5.00%, 8/15/22	31,000	29,450
5.00%, 3/15/23	40,000	34,850
Rowan Cos., Inc.
4.875%, 6/1/22	33,000	20,388
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A	20,000	20,633
6.875%, 6/30/23, 144A	25,000	25,698
SM Energy Co.
6.125%, 11/15/22 (a)	26,000	25,423
5.00%, 1/15/24	27,000	24,919
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	54,000	55,372
Transocean, Inc., 144A
9.00%, 7/15/23	47,000	48,072

Whiting Petroleum Corp.
5.75%, 3/15/21	47,000	43,111
6.25%, 4/1/23 (a)	22,000	15,345
WPX Energy, Inc.
8.25%, 8/1/23	86,000	96,811

		1,279,817

Oil & Gas Services - 0.4%
KCA Deutag UK Finance PLC
9.875%, 4/1/22, 144A	25,000	16,695
9.625%, 4/1/23, 144A	40,000	26,712
SESI LLC
7.125%, 12/15/21	43,000	32,143
7.75%, 9/15/24	25,000	14,365

		89,915

Pipelines - 2.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	35,000	30,012
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
144A 6.125%, 11/15/22	29,000	26,236
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	38,000	38,190
DCP Midstream Operating LP
5.35%, 3/15/20, 144A	65,000	65,355
3.875%, 3/15/23	44,000	44,770
EnLink Midstream Partners LP
4.40%, 4/1/24 (a)	50,000	46,125
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/1/22	89,000	87,164
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	33,000	31,663
NuStar Logistics LP
4.80%, 9/1/20	24,000	24,242
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	27,000	26,122
5.50%, 9/15/24, 144A	50,000	48,812
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.25%, 11/15/23	81,000	81,910

		550,601

Financial - 10.7%
Banks - 1.6%
CIT Group, Inc.
5.00%, 8/15/22	50,000	53,340
5.00%, 8/1/23	59,000	63,646
Freedom Mortgage Corp., 144A
8.125%, 11/15/24	25,000	24,713
Intesa Sanpaolo SpA, 144A
5.017%, 6/26/24	200,000	208,204

		349,903

Diversified Financial Services - 4.4%
Ally Financial, Inc.
8.00%, 3/15/20	53,000	53,700
7.50%, 9/15/20	25,000	26,106
Nationstar Mortgage Holdings, Inc., 144A
8.125%, 7/15/23	51,000	54,697
Navient Corp.
Series MTN, 8.00%, 3/25/20	28,000	28,442
5.00%, 10/26/20	27,000	27,582
5.875%, 3/25/21	79,000	81,880
6.625%, 7/26/21	100,000	106,226
Series MTN, 7.25%, 1/25/22	40,000	43,500
6.50%, 6/15/22	54,000	58,699
5.50%, 1/25/23	40,000	42,250
7.25%, 9/25/23	10,000	11,125
Series MTN, 6.125%, 3/25/24	45,000	48,150
5.875%, 10/25/24	50,000	53,374
Springleaf Finance Corp.
8.25%, 12/15/20	100,000	105,975
7.75%, 10/1/21	35,000	38,316
6.125%, 5/15/22	79,000	85,123
5.625%, 3/15/23	47,000	50,466
6.125%, 3/15/24	45,000	49,388

		964,999

Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc., 144A
8.125%, 2/15/24	40,000	42,575
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23 (a)	25,000	24,825
Genworth Holdings, Inc. 7.625%, 9/24/21	38,000	39,361

		106,761

Real Estate - 0.6%
Kennedy-Wilson, Inc.
5.875%, 4/1/24	60,000	61,772

Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A (a)	30,000	30,293
4.875%, 6/1/23, 144A (a)	42,000	41,160

		133,225

Real Estate Investment Trusts - 2.5%
CBL & Associates LP
5.25%, 12/1/23 (a)	24,000	17,643
Iron Mountain, Inc.
4.375%, 6/1/21, 144A	77,000	77,654
6.00%, 8/15/23	32,000	32,905
iStar, Inc.
5.25%, 9/15/22	32,000	32,832
4.75%, 10/1/24	50,000	51,468
SBA Communications Corp.
4.875%, 7/15/22	40,000	40,650
4.00%, 10/1/22	40,000	40,850
Starwood Property Trust, Inc.
5.00%, 12/15/21	55,000	57,461
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	130,000	122,850
8.25%, 10/15/23 (a)	50,000	42,750
Washington Prime Group LP
6.45%, 8/15/24 (a)	40,000	38,400

		555,463

Venture Capital - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/1/22	98,000	98,807
6.25%, 2/1/22	79,000	80,777
4.75%, 9/15/24, 144A	50,000	51,062

		230,646

Industrial - 10.5%
Aerospace/Defense - 2.5%
Arconic, Inc.
6.15%, 8/15/20	105,000	107,744
5.40%, 4/15/21	66,000	68,050
5.87%, 2/23/22	37,000	39,515
Bombardier, Inc.
8.75%, 12/1/21, 144A	50,000	54,237
5.75%, 3/15/22, 144A	47,000	48,057
6.00%, 10/15/22, 144A	64,000	64,320
6.125%, 1/15/23, 144A	66,000	67,082
TransDigm, Inc.
6.50%, 7/15/24	50,000	51,687
Triumph Group, Inc.,
144A 6.25%, 9/15/24	50,000	52,624

		553,316

Building Materials - 0.7%
Griffon Corp.
5.25%, 3/1/22	54,000	54,591
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	85,000	86,647

		141,238

Electronics - 1.2%
ADT Security Corp.
6.25%, 10/15/21	39,000	41,428
3.50%, 7/15/22	50,000	50,875
4.125%, 6/15/23	38,000	39,045
APX Group, Inc.
8.75%, 12/1/20	25,000	24,500
7.875%, 12/1/22	72,000	71,729
Sensata Technologies BV, 144A
4.875%, 10/15/23	25,000	26,562

		254,139

Engineering & Construction - 0.6%
AECOM
5.875%, 10/15/24	50,000	54,750
MasTec, Inc.
4.875%, 3/15/23	70,000	71,079

		125,829

Environmental Control - 0.3%
GFL Environmental, Inc., 144A
5.375%, 3/1/23	22,000	22,165
Stericycle, Inc.,
144A 5.375%, 7/15/24	50,000	52,374

		74,539

Hand/Machine Tools - 0.2%
Colfax Corp., 144A
6.00%, 2/15/24	50,000	53,124

Machinery-Construction & Mining - 0.2%
Vertiv Group Corp., 144A
9.25%, 10/15/24	40,000	39,400

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/1/24	25,000	25,875

Packaging & Containers - 3.7%
Ball Corp.
5.00%, 3/15/22	40,000	42,200
4.00%, 11/15/23	100,000	104,749

Berry Global, Inc.
5.50%, 5/15/22	27,000	27,439
6.00%, 10/15/22	22,000	22,447
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	56,000	58,687
Graphic Packaging International LLC
4.75%, 4/15/21	40,000	41,016
Mauser Packaging Solutions Holding Co., 144A
5.50%, 4/15/24	78,000	79,949
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	65,000	67,437
5.875%, 8/15/23, 144A (a)	37,000	39,266
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	162,810	163,209
5.125%, 7/15/23, 144A	85,000	87,124
Sealed Air Corp., 144A
4.875%, 12/1/22	79,000	83,370

		816,893

Transportation - 0.8%
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21 (a)	24,000	7,200
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23 (a)	40,000	39,117
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	44,000	45,137
6.125%, 9/1/23, 144A	29,000	30,015
6.75%, 8/15/24, 144A	50,000	54,351

		175,820

Trucking & Leasing - 0.2%
Fortress Transportation & Infrastructure Investors LLC, 144A
6.75%, 3/15/22	38,000	39,520

Technology - 5.4%
Computers - 1.8%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	56,000	56,910
Diebold Nixdorf, Inc.
8.50%, 4/15/24	15,000	12,894
EMC Corp.
2.65%, 6/1/20	124,000	124,000
3.375%, 6/1/23	54,000	54,644
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23 (a)	46,000	16,560
Harland Clarke Holdings Corp.
9.25%, 3/1/21, 144A (a)	38,000	35,355
8.375%, 8/15/22, 144A	40,000	30,113
NCR Corp.
5.00%, 7/15/22	32,000	32,352
6.375%, 12/15/23	38,000	39,012

		401,840

Office/Business Equipment - 0.9%
Pitney Bowes, Inc.
5.20%, 4/1/23	79,000	79,329
Xerox Corp.
5.625%, 12/15/19	39,000	39,018
4.125%, 3/15/23	69,000	71,415

		189,762

Software - 2.7%
CDK Global, Inc.
5.00%, 10/15/24	50,000	54,187
Infor US, Inc.
6.50%, 5/15/22	119,000	121,534
Informatica LLC, 144A
7.125%, 7/15/23	35,000	35,656
Open Text Corp., 144A
5.625%, 1/15/23	63,000	64,259
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	75,000	72,750
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	105,000	109,593
TIBCO Software, Inc., 144A
11.375%, 12/1/21	39,000	40,292
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
7.50%, 2/1/23	90,000	87,937

		586,208

Utilities - 1.3%
Electric - 1.3%
AES Corp.
4.50%, 3/15/23	27,000	27,742
4.875%, 5/15/23	54,000	55,080
Calpine Corp.
5.50%, 2/1/24	35,000	35,701
Clearway Energy Operating LLC
5.375%, 8/15/24	50,000	51,375
NextEra Energy Operating Partners LP, 144A
4.25%, 7/15/24	50,000	51,491

TransAlta Corp.
4.50%, 11/15/22	50,000	51,581

		272,970

TOTAL CORPORATE BONDS
(Cost $20,627,769)		20,403,394

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 5.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $1,092,053)	1,092,053	1,092,053

CASH EQUIVALENTS - 5.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $1,095,019)	1,095,019	1,095,019

TOTAL INVESTMENTS - 103.5% (Cost $22,814,841)		$22,590,466
Other assets and liabilities, net - (3.5%)		(766,518)

NET ASSETS - 100.0%		$21,823,948

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 5.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
1,835,191	—	(743,138) (d)	—	—	4,173	—	1,092,053	1,092,053
CASH EQUIVALENTS — 5.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
311,842	2,253,702	(1,470,525)	—	—	2,153	—	1,095,019	1,095,019

2,147,033	2,253,702	(2,213,663)	—	—	6,326	—	2,187,072	2,187,072

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $1,108,906, which is 5.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $137,624.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$20,403,394	$—	$20,403,394
Short-Term Investments (e)	2,187,072	—	—	2,187,072

TOTAL	$2,187,072	$20,403,394	$—	$22,590,466

(e)	See Schedule of Investments for additional detailed categorizations.